Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Significant Accounting Policies (Details) [Line Items]
Considerations contingent (in Dollars)	$ 14,000
Termination provisions (in Dollars)	$ 14,000
Milestone achievement triggered (in Dollars)				$ 10,000
Number of warrants to acquire ordinary shares			250,000
Share-Based Payment Arrangement [Member]
Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,007,546	2,558,164	1,590,346